Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2016
Redeemable noncontrolling interests
Redeemable noncontrolling interests
	2015	2016
	RMB	RMB

Balance as of January 1	-	1,697,718
Issuance of subsidiary shares	1,583,908	2,036,641
Accretion to redeemable noncontrolling interests	113,810	205,287

	1,697,718	3,939,646